Investments in subsidiaries - Principal subsidiaries of HSBC Holdings (Details)		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2020 RM / shares	Dec. 31, 2020 $ / shares
HSBC Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Trinkaus & Burkhardt AG1
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.33%
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		62.14%
HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC Continental Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Par value per share (in dollars per share) | € / shares				€ 5
HSBC Holdings | HSBC Trinkaus & Burkhardt AG1
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.33%
HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		62.14%
HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
HSBC Holdings | Major business combination | HSBC Trinkaus & Burkhardt AG1
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ordinary shares
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			$ 0.50
Ordinary shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		£ 1
Ordinary shares | HSBC Holdings | HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		£ 1
Ordinary shares | HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)					$ 5
Ordinary shares | HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | ¥ / shares						¥ 1
Ordinary shares | HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | RM / shares							RM 0.5
Ordinary shares | HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)					$ 1
Ordinary shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			1
Ordinary shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			100
Ordinary shares | HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)								$ 2
Non-cumulative third dollar preference shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			0.01
Cumulative redeemable preference shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			1
Preference shares
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			0.01
Preference shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			$ 0.01